SCHEDULE OF WARRANTS OUTSTANDING (Details) - Warrant [Member]		3 Months Ended			12 Months Ended
		Jun. 30, 2025 $ / shares shares		Jun. 30, 2025 $ / shares shares	Mar. 31, 2025 $ / shares shares		Mar. 31, 2025 $ / shares shares	Mar. 31, 2024 $ / shares shares		Mar. 31, 2024 $ / shares shares
Number of warrants outstanding, Balance beginning | shares		2,095,224		2,095,224	878,061		878,061	969,941		969,941
Weighted average exercise price, Balance beginning | (per share)		$ 30.42	[1]	$ 41.50	$ 30.13	[1]	$ 41.10			$ 26.73
Number of warrants, issued | shares		528,667		528,667	1,340,158		1,340,158	338,319		338,319
Weighted average exercise price, warrants issued | (per share)		$ 10.70	[1]	$ 14.60	$ 29.44	[1]	$ 40.16			$ 75.03
Number of warrants, Exercised | shares					(122,993)		(122,993)	(430,199)		(430,199)
Weighted average exercise price, warrants exercised | (per share)					$ 17.66	[1]	$ 24.09			$ 35.38
Number of warrants, Expired | shares		(2,477)		(2,477)	(2)		(2)
Weighted average exercise price, warrants expired				$ 32.40			$ 21.60
Weighted average exercise price, warrants expired	[1]	$ 23.75			$ 15.83
Number of warrants outstanding, Balance ending | shares		2,621,414		2,621,414	2,095,224		2,095,224	878,061		878,061
Weighted average exercise price, Balance ending | (per share)		$ 26.45	[1]	$ 36.08	$ 30.42	[1]	$ 41.50	$ 30.13	[1]	$ 41.10
Previously Reported [Member]
Weighted average exercise price, Balance beginning	[2]	$ 28.86			28.59			18.59
Weighted average exercise price, warrants issued	[2]				27.93			52.19
Weighted average exercise price, warrants exercised	[2]				16.76			24.61
Weighted average exercise price, warrants expired	[2]				15.02
Weighted average exercise price, Balance ending	[2]				$ 28.86			$ 28.59

[1]	Converted at balance sheet rate.
[2]	Converted at balance sheet rate.